Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate (Detail)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Effective Tax Rates [Line Items]
PRC statutory EIT rate	34.00%	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions		2.00%	(2.00%)	(4.00%)
Effect of future tax rate change		1.00%	(22.00%)	(1.00%)
Change of prior year deferred tax assets		(11.00%)	(8.00%)	(1.00%)
Change of valuation allowance		(2.00%)	61.00%	(13.00%)
Income not subject to tax and non-deductible expenses, net		0.00%	(1.00%)	0.00%
Effect of expired net operating loss		(15.00%)	(53.00%)	(6.00%)
Effective EIT rate		0.00%	0.00%	0.00%